Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.6

Data Compare Summary (Total)

Run Date - XXX

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	0	83	0.00%	83
State	0	83	0.00%	83
Zip	2	83	2.41%	83
Original Loan Amount	0	83	0.00%	83
First Payment Date	0	82	0.00%	83
Original Term	39	82	47.56%	83
Amortization Term	39	41	95.12%	83
Maturity Date	0	82	0.00%	83
Original Interest Rate	0	83	0.00%	83
Amortization Type	39	40	97.50%	83
Representative FICO	4	83	4.82%	83
Property Type	13	83	15.66%	83
Lien Position	39	83	46.99%	83
Occupancy	0	83	0.00%	83
Purpose	0	82	0.00%	83
Appraised Value	0	45	0.00%	83
Contract Sales Price	44	65	67.69%	83
Original CLTV	0	83	0.00%	83
Original LTV	0	83	0.00%	83
Originator Loan Designation	1	47	2.13%	83
Investor: Qualifying Total Debt Ratio	2	46	4.35%	83
Guideline Name	39	39	100.00%	83
Street	0	44	0.00%	83
Borrower First Name	7	43	16.28%	83
Borrower Last Name	7	44	15.91%	83
Coborrower First Name	3	10	30.00%	83
Coborrower Last Name	2	10	20.00%	83
Note Date	1	43	2.33%	83
Original P&I	0	43	0.00%	83
# of Units	0	43	0.00%	83
LTV Valuation Value	0	23	0.00%	83
Subject Debt Service Coverage Ratio	20	34	58.82%	83
Refi Purpose	1	14	7.14%	83
Investor: Qualifying Housing Ratio	1	1	100.00%	83
Total	303	1,916	15.81%	83